Related Parties and Party-in-Interest (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Net Income (Loss)	$ 45,122,549	$ 21,624,799
Unrealized Appreciation (Depreciation) of Assets	10,848,777	(915,924)
Note Receivable from Participant	11,787,160	10,292,186
Interest income on notes receivable from participants	923,528	712,853
Investments at fair value:	246,060,428	$ 202,206,953
FirstCash Holdings, Inc. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Risk and Uncertainty, Concentration of Investment at Fair Value to Net Assets, Percentage		9.00%
Investments at fair value:	$ 28,724,914	$ 20,187,108